Cover	Feb. 13, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Entity File Number	001-38037
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Biscayne Blvd
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
City Area Code	(646)
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	990 Biscayne Blvd
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132